Provision for Income Taxes - Classification of Deferred Tax Assets and Liabilities in Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Deferred tax assets within current assets	$ 8	$ 11
Deferred tax assets within other non-current assets	19	24
Deferred tax liabilities within accrued liabilities		(2)
Deferred tax liabilities within other non-current liabilities	(76)	(88)
Net deferred tax assets (liabilities)	$ (49)	$ (55)